Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-Based Payments [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 302,679,682	$ 20,625,372	$ 23,561,301	$ (295,273,771)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2022	99,547,710
Net loss for the period				(1,094,066)	$ (1,094,066)
Stock option compensation (Note 8)
Ending balance, value at Mar. 31, 2023	$ 302,679,682	20,625,372	23,561,301	(296,367,837)
Common Stock, Shares, Outstanding, Ending Balance at Mar. 31, 2023	99,547,710
Beginning balance, value at Dec. 31, 2023	$ 302,681,173	20,625,372	23,661,590	(318,392,763)	28,575,372
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2023	99,548,711
Net loss for the period				(1,395,027)	(1,395,027)
Stock option compensation (Note 8)			123,891		$ 123,891
Share issuance - stock option exercise	269,132		(77,132)
Stock Issued During Period, Shares, New Issues					120,000
Ending balance, value at Mar. 31, 2024	$ 302,950,305	$ 20,625,372	$ 23,708,349	$ (319,787,790)	$ 27,496,236
Common Stock, Shares, Outstanding, Ending Balance at Mar. 31, 2024	99,668,711